Investment Portfolio	as of May 31, 2021 (Unaudited)
DWS California Tax-Free Income Fund
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 99.6%
California 96.9%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project, Series A, 6.0%, 9/1/2024, INS: AGMC	3,150,000	3,453,615
Big Bear Lake, CA, Water Revenue, 6.0%, 4/1/2022, INS: NATL	2,275,000	2,384,046
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series S-7, 4.0%, 4/1/2033	1,000,000	1,174,076
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Subordinate Toll Bridge:
Series S-7, 4.0%, 4/1/2035	5,000,000	5,853,105
Series S-7, 4.0%, 4/1/2037	6,500,000	7,579,252
California, Coast Community College District, Election of 2012:
Series D, 5.0%, 8/1/2032	7,000,000	8,761,303
Series A, Prerefunded, 5.0%, 8/1/2038	8,500,000	9,400,049
California, Community Housing Agency, Essential Housing Revenue, Series A, 144A, 5.0%, 8/1/2050	3,000,000	3,493,180
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	4,000,000	4,609,725
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series B-2, Zero Coupon, 6/1/2055	13,415,000	3,501,882
Series B-1, 5.0%, 6/1/2049	1,000,000	1,235,701
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue, Merced County Tobacco Funding Corp., Series B, 5.0%, 6/1/2050	1,935,000	2,300,286
California, CSCDA Community Improvement Authority, Essential Housing Revenue:
Series A-1, 144A, 3.1%, 7/1/2045 (a)	5,000,000	5,017,144
Series A-2, 144A, 4.0%, 10/1/2056	3,000,000	3,249,716
Series A, 144A, 5.0%, 7/1/2051	4,000,000	4,690,856
California, Educational Facilities Authority Revenue, Stanford University, Series V-1, 5.0%, 5/1/2049	3,000,000	4,747,519
California, EL Dorado Irrigation District Revenue, Series C, Prerefunded, 5.0%, 3/1/2032	2,750,000	3,338,468
California, Etiwanda School District, Election of 2016, Series A, 4.0%, 8/1/2049	2,500,000	2,889,872
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
Series M-054, "A", 2.35%, 12/15/2035	9,600,000	10,028,938
Series M-049, 3.05%, 4/15/2034	2,465,000	2,714,234
Series M-050, "A", 3.35%, 11/25/2033, GTY: Freddie Mac	3,000,316	3,406,661
California, Folsom Ranch Financing Authority, Special Tax Revenue, Community Facility District No. 20, 5.0%, 9/1/2048	1,000,000	1,139,582
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue:
Series B-2, 3.5%, 1/15/2053	1,070,000	1,204,045
Series A, 4.0%, 1/15/2046	12,780,000	15,178,760
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A, 5.0%, 6/1/2040	2,245,000	2,615,086
Series A, Prerefunded, 5.0%, 6/1/2040	2,755,000	3,252,230
Series A-1, 5.0%, 6/1/2047	550,000	569,595
Series A-2, 5.0%, 6/1/2047	8,825,000	9,139,418
California, Grossmont-Cuyamaca Community College District, Election of 2012, Series A, Prerefunded, 5.25%, 8/1/2033	7,425,000	8,242,760

California, Health Facilities Financing Authority Revenue, Commonspirit Health, Series A, 4.0%, 4/1/2038	500,000	590,809
California, Health Facilities Financing Authority Revenue, PIH Health, Series A, 4.0%, 6/1/2050	7,000,000	8,195,186
California, Housing Finance Agency, Municipal Certificates:
“A”, Series 2021-1, 3.5%, 11/20/2035	2,992,935	3,509,200
Series A-2, 4.0%, 3/20/2033	1,956,725	2,311,586
Series A, 4.25%, 1/15/2035	2,166,266	2,628,101
California, Lancaster Financing Authority, Measure M & R STR Import Project:
4.0%, 6/1/2044	1,755,000	2,035,889
4.0%, 6/1/2049	4,455,000	5,135,867
California, Mount San Antonio Community College District, Election of 2008, Series 2013A, Prerefunded, 5.0%, 8/1/2034	3,000,000	3,317,664
California, Mount San Antonio Community College District, Election of 2018, Series A, 4.0%, 8/1/2049	3,725,000	4,368,864
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	6,820,000	10,790,524
California, Public Finance Authority Revenue, Henry Mayo Newhall Hospital:
5.0%, 10/15/2037	740,000	861,303
5.0%, 10/15/2047	2,650,000	3,034,893
California, Public Finance Authority, Educational Facilities Revenue, Trinity Classical Academy:
Series A, 144A, 5.0%, 7/1/2044	375,000	395,890
Series A, 144A, 5.0%, 7/1/2054	1,000,000	1,046,016
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,310,000	1,383,093
4.0%, 9/1/2046	2,450,000	2,648,614
California, San Mateo Foster City, Public Financing Authority, Street & Food Control Project, Series A, 4.0%, 5/1/2048	3,250,000	3,758,675
California, School Finance Authority, School Facilities Revenue, Green Dot Public Schools Obligated Group:
Series A, 144A, 5.0%, 8/1/2038	1,000,000	1,200,751
Series A, 144A, 5.0%, 8/1/2048	1,750,000	2,064,996
California, School Finance Authority, School Facility Revenue, KIPP LA Project, Series A, 144A, 5.0%, 7/1/2047	2,915,000	3,417,004
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue:
Series A, 5.0% , 9/1/2040, INS: AGMC	630,000	789,079
Series A, 5.0% , 9/1/2042, INS: AGMC	1,300,000	1,621,009
California, State Community College Financing Authority, College Housing Revenue, Orange Coast Properties LLC:
5.25%, 5/1/2043	1,000,000	1,122,925
5.25%, 5/1/2048	2,000,000	2,234,039
5.25%, 5/1/2053	2,000,000	2,227,509
California, State Department of Veterans Affairs, Home Purchase Revenue, Series A, 3.0%, 12/1/2050	4,450,000	4,854,092
California, State Educational Facilities Authority Revenue, Series A, 5.0%, 12/1/2044	8,765,000	10,658,806
California, State Enterprise Development Authority, Student Housing Revenue, Series A, 5.0%, 8/1/2055	1,175,000	1,439,013
California, State General Obligation:
Series A-2, 0.01% (b), 6/1/2021, LOC: State Street Bank & Trust Co.	475,000	475,000
5.25%, 4/1/2035	8,000,000	8,336,905
California, State General Obligation, Various Purposes:
5.0%, 9/1/2031 (a)	700,000	949,813
Prerefunded, 5.25%, 9/1/2030	10,000,000	10,128,777
5.25%, 10/1/2032	10,000,000	10,169,366
California, State Health Facilities Financing Authority Revenue:
5.0%, 9/1/2043	2,665,000	3,194,546
5.0%, 9/1/2048	4,850,000	5,778,217

California, State Health Facilities Financing Authority Revenue, Kaiser Permanente, Series A-2, 4.0%, 11/1/2051	1,750,000	1,989,005
California, State Health Facilities Financing Authority Revenue, Kaiser Permanente Health Plan, Inc.:
Series A-2, 4.0%, 11/1/2044	6,000,000	6,952,832
Series A-2, 5.0%, 11/1/2047	1,590,000	2,410,057
California, State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children's Hospital, Series A, 5.0%, 8/15/2043	3,480,000	3,878,139
California, State Municipal Finance Authority Revenue, Barlow Respiratory Hospital, Series A, 4.0%, 9/1/2050	4,000,000	4,557,294
California, State Municipal Finance Authority Revenue, Emerson College, Series B, 5.0%, 1/1/2035	1,500,000	1,820,852
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2033	3,000,000	3,703,307
Series A, AMT, 5.0%, 12/31/2038	2,110,000	2,578,121
Series A, AMT, 5.0%, 12/31/2047	1,200,000	1,456,268
California, State Municipal Finance Authority Revenue, NorthBay Healthcare, Series A, 5.25%, 11/1/2047	1,065,000	1,242,721
California, State Municipal Finance Authority Revenue, Student Housing Revenue LLC, Orchard Park Student Housing Project, 4.0%, 5/15/2046, INS: Build America Mutual	1,750,000	2,086,265
California, State Municipal Finance Authority, Charter School Revenue, Palmdale Aeroscope Academy Project:
Series A, 144A, 5.0%, 7/1/2038	2,050,000	2,376,321
Series A, 144A, 5.0%, 7/1/2049	1,500,000	1,707,491
California, State Pollution Control Financing Authority, Water Furnishing Revenue, San Diego County Water Authority, Desalination Project Pipeline:
144A, 5.0%, 7/1/2039	1,000,000	1,213,162
144A, 5.0%, 11/21/2045	1,000,000	1,197,588
California, State Public Finance Authority, Senior Living Revenue, ENSO Village Project, Series A, 144A, 5.0%, 11/15/2056 (a)	1,000,000	1,047,170
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 8/1/2033 (a)	1,250,000	1,610,976
California, State School Finance Authority, Charter School Revenue, Bright Star Schools Obligated Group:
144A, 5.0%, 6/1/2047	1,000,000	1,119,509
144A, 5.0%, 6/1/2054	1,000,000	1,115,419
California, State School Finance Authority, Charter School Revenue, Teaching Public Schools:
Series A, 144A, 5.0%, 6/1/2049	875,000	951,417
Series A, 144A, 5.0%, 6/1/2058	2,400,000	2,598,724
California, State School Finance Authority, Educational Facilities Revenue, New Designs Charter School Adams Campus Project:
Series A, 144A, 5.0%, 6/1/2040	750,000	838,754
Series A, 144A, 5.0%, 6/1/2050	1,060,000	1,172,505
California, State University Revenue, Series C, 4.0%, 11/1/2051	6,000,000	7,138,189
California, Statewide Communities Development Authority Revenue, Emanate Health:
Series A, 4.0%, 4/1/2040	650,000	770,496
Series A, 4.0%, 4/1/2045	2,000,000	2,337,141
California, Statewide Communities Development Authority Revenue, Front Porch Communities & Services, Series A, 5.0%, 4/1/2047	1,250,000	1,432,663
California, Statewide Communities Development Authority Revenue, Huntington Memorial Hospital Project, 5.0%, 7/1/2043	1,140,000	1,367,093
California, Statewide Communities Development Authority Revenue, John Muir Health, Series A, 5.0%, 12/1/2053	4,345,000	5,291,809
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	4,000,000	4,542,168
Series A, 144A, 5.25%, 12/1/2056	1,000,000	1,128,638
California, Sunnyvale Financing Authority, Lease Revenue, 4.0%, 4/1/2050	3,500,000	4,109,890

California, Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue, Series B-2, Zero Coupon, 6/1/2060	6,000,000	1,468,098
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, San Diego County Tobacco Asset Securitization Corp., Series A, 5.0%, 6/1/2048	2,800,000	3,498,058
California, West Contra Costa Unified School District, Election of 2012, Series A, 5.5%, 8/1/2039	10,000,000	11,113,378
Carlsbad, CA, Unified School District, Series A, 4.0%, 5/1/2031	1,500,000	1,761,879
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	330,000	346,497
Cupertino, CA, Union School District, Election of 2012, Series B, Prerefunded, 5.0%, 8/1/2034	1,000,000	1,150,966
Dry Creek, CA, School District General Obligation, Joint Elementary School District, Series A, Zero Coupon, 5/1/2022, INS: AGMC	1,385,000	1,378,400
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series C, 5.0%, 6/1/2044	5,000,000	5,631,565
El Dorado, CA, Irrigation District Certificate of Participation, Series A, 4.0%, 3/1/2045	3,500,000	4,125,815
Fontana, CA, Special Tax, The Meadows:
4.0%, 9/1/2040	625,000	706,279
4.0%, 9/1/2045	750,000	844,485
4.0%, 9/1/2050	900,000	1,009,283
Garden Grove, CA, Unified School District, Election of 2010, Series C, Prerefunded, 5.25%, 8/1/2037	2,500,000	2,778,227
Inglewood, CA, Redevelopment Agency Successor Tax Allocation, Merged Redevelopment Project, Series A, 5.0%, 5/1/2032, INS: Build America Mutual	1,000,000	1,224,839
Irvine, CA, Improvement Bond Act 1915:
Series A, 0.01% (b), 6/1/2021, LOC: U.S. Bank NA	1,700,000	1,700,000
5.0%, 9/2/2044	2,500,000	3,159,504
Irvine, CA, Special Tax, Community Facilities District No. 2013-3, Improvement Area No. 8, 5.0%, 9/1/2051, INS: AGMC	1,200,000	1,429,348
Irvine, CA, Unified School District Special Tax, Community Facilities District No. 09:
Series B, 5.0%, 9/1/2042	700,000	841,002
Series C, 5.0%, 9/1/2047	1,000,000	1,194,018
Series D, 5.0%, 9/1/2049	750,000	891,068
Series B, 5.0%, 9/1/2051	1,000,000	1,185,104
Series A, 5.0%, 9/1/2056, INS: Build America Mutual	5,000,000	6,084,413
Long Beach, CA, Community College District, Series C, 4.0%, 8/1/2049	1,900,000	2,197,540
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,435,000	1,660,149
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2029	3,450,000	4,370,837
Series B, AMT, 5.0%, 5/15/2030	2,285,000	2,884,144
Series C, AMT, 5.0%, 5/15/2030	1,090,000	1,367,545
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, AMT, 5.0%, 5/15/2034	3,335,000	3,999,176
Series B, AMT, 5.0%, 5/15/2035	750,000	899,245
Series B, AMT, 5.0%, 5/15/2036	1,200,000	1,436,446
Los Angeles, CA, Department of Water & Power Revenue, Power System:
Series B, 5.0%, 7/1/2033	5,740,000	7,075,554
Series B, 5.0%, 7/1/2043	1,250,000	1,390,717
Los Angeles, CA, Harbor Department, Series A, AMT, 5.0%, 8/1/2044	10,000,000	11,118,661
Oceanside, CA, Water Revenue, Series A, 4.0%, 5/1/2051	5,930,000	6,986,523
Orange County, CA, Community Facilities District No. 2016-1, Esencia Village, Series A, 5.0%, 8/15/2041	6,545,000	7,558,311
Rio Vista, CA, Community Facilities District, Special Tax, Series 2018-1, 5.0%, 9/1/2048	1,000,000	1,140,023
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	5,000,000	5,443,425
Sacramento County, CA, Airport Systems Revenue:
Series C, AMT, 5.0%, 7/1/2029	2,000,000	2,508,425
Series C, AMT, 5.0%, 7/1/2032	4,985,000	6,177,951

Sacramento County, CA, Sanitation Districts Financing Authority Revenue, Series A, 5.0%, 12/1/2044	7,465,000	8,407,927
Sacramento County, CA, Special Tax, Community Facilities District No. 2004-1, McClellan Park:
5.0%, 9/1/2035	2,335,000	2,772,321
5.0%, 9/1/2040	2,665,000	3,133,981
San Bernardino, CA, Community College District, Election of 2018, Series A, 4.0%, 8/1/2049	6,500,000	7,452,716
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 4.0%, 7/1/2044	1,000,000	1,146,809
San Diego, CA, Public Facilities Financing Authority, Water Revenue, Series A, 4.0%, 8/1/2045	5,000,000	5,984,477
San Diego, CA, Unified School District, Election 2012, Series I, 4.0%, 7/1/2037	2,370,000	2,767,803
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series A, AMT, 5.5%, 5/1/2028	6,000,000	6,571,731
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Special Facility Lease- SFO Fuel Co. LLC, Series A, AMT, 5.0%, 1/1/2047	2,000,000	2,441,596
San Francisco City & County, CA, Public Utilities Commission Water Revenue, Series A, 5.0%, 11/1/2050	2,500,000	3,255,519
San Francisco City & County, CA, Redevelopment Agency, Mission Bay South Redevelopment Project, Series A, 5.0%, 8/1/2043	2,100,000	2,325,965
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Mission Bay North Redevelopment Project, Series A, 5.0%, 8/1/2041, INS: NATL	2,605,000	3,040,585
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Transbay Infrastructure Projects, Series B, 5.0%, 8/1/2046, INS: AGMC	7,000,000	8,507,317
San Francisco City & County, CA, Special Tax District No. 2020-1, Mission Rock Facilities & Services, Series A, 144A, 4.0%, 9/1/2051	500,000	569,644
San Francisco, CA, Bay Area Rapid Transit District:
4.0%, 7/1/2034	2,500,000	2,879,303
Series A, 4.0%, 7/1/2039	1,725,000	2,008,524
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2049	3,705,000	4,546,043
San Joaquin County, CA, Lodi Unified School District, General Obligation:
Series 2020, 4.0%, 8/1/2036	1,250,000	1,467,135
Series 2020, 4.0%, 8/1/2037	500,000	585,596
Series 2020, 4.0%, 8/1/2038	1,000,000	1,169,104
Series 2020, 4.0%, 8/1/2039	1,250,000	1,458,812
Series 2020, 4.0%, 8/1/2040	1,860,000	2,167,672
San Jose, CA, Airport Revenue:
Series A, AMT, 5.0%, 3/1/2041	3,000,000	3,607,713
Series A, AMT, 5.0%, 3/1/2047	12,500,000	14,972,306
San Luis Obispo County, CA, Financing Authority Revenue:
Series A, 5.0%, 9/1/2033, INS: Build America Mutual	3,625,000	4,275,105
Series A, 5.0%, 9/1/2034, INS: Build America Mutual	2,205,000	2,596,389
San Marcos, CA, School Financing Authority Lease Revenue:
5.0%, 8/15/2034, INS: AGMC	850,000	1,034,679
5.0%, 8/15/2035, INS: AGMC	700,000	850,908
5.0%, 8/15/2036, INS: AGMC	1,100,000	1,335,124
5.0%, 8/15/2037, INS: AGMC	1,400,000	1,695,699
Santa Ana, CA, Financing Authority, Police Administration & Holding Facility:
Series A, 6.25%, 7/1/2024, INS: NATL	825,000	904,652
Series A, ETM, 6.25%, 7/1/2024, INS: NATL	825,000	904,396
Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation:
Series B, AMT, 5.0%, 12/1/2036	7,000,000	8,690,459
Series B, AMT, 5.0%, 12/1/2038	4,950,000	6,118,350
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.65%, 9/1/2024, INS: NATL	1,445,000	1,696,486
5.65%, 9/1/2025, INS: NATL	1,520,000	1,856,719
5.65%, 9/1/2026, INS: NATL	1,605,000	2,030,275

Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,146,080
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, 5.75%, 7/1/2021	90,000	90,413
Series A, ETM, 5.75%, 7/1/2021	270,000	271,242
Southern California, Public Power Authority Revenue, APEX Power Project:
Series A, 5.0%, 7/1/2036	1,960,000	2,216,890
Series A, 5.0%, 7/1/2038	2,750,000	3,105,930
Stockton, CA, Public Financing Authority, Water Revenue, Green Bond:
Series A, 5.0%, 10/1/2034, INS: Build America Mutual	750,000	946,970
Series A, 5.0%, 10/1/2035, INS: Build America Mutual	1,500,000	1,890,674
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022, INS: NATL	3,600,000	3,585,352
Transbay Joint Powers Authority, CA, Senior Tax Allocate Bonds:
Series A, 5.0%, 10/1/2040	1,000,000	1,280,567
Series A, 5.0%, 10/1/2045	3,195,000	4,045,392
Series A, 5.0%, 10/1/2049	2,745,000	3,460,725
Tulare, CA, Water Revenue, 4.0%, 12/1/2049, INS: AGMC	1,550,000	1,752,481
University of California, State Revenues:
Series O, 4.0%, 5/15/2029	835,000	1,010,055
Series O, 4.0%, 5/15/2030	1,000,000	1,201,326
Series O, 4.0%, 5/15/2031	665,000	793,310
Series K, 4.0%, 5/15/2036	3,625,000	4,117,052
Series AV, 5.0%, 5/15/2032	4,325,000	5,387,955
Series AV, 5.0%, 5/15/2034	1,000,000	1,242,915
Vacaville, CA, Unified School District, Series D, 4.0%, 8/1/2045	2,500,000	2,900,271
Victor Valley, CA, Community College District, Series D, Election of 2008, 4.0%, 8/1/2050	3,000,000	3,442,517
West Hollywood, CA, Public Financing Authority, Series A, 4.0%, 4/1/2046	8,500,000	10,002,975
Yuba, CA, Community College District, Series A, 4.0%, 8/1/2033	6,915,000	7,998,012
		651,442,951
Guam 0.8%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 7/1/2040	1,045,000	1,214,269
Series A, 5.0%, 1/1/2050	360,000	439,645
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	505,000	595,345
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	1,050,000	1,221,257
Series A, 5.0%, 10/1/2038	960,000	1,114,584
Series A, 5.0%, 10/1/2040	665,000	769,654
		5,354,754
Puerto Rico 1.7%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	25,011,000	8,142,831
Series A-1, 4.75%, 7/1/2053	1,545,000	1,736,833
Series A-1, 5.0%, 7/1/2058	1,487,000	1,696,378
		11,576,042
Other 0.2%
Freddie Mac Multi-family, 144A, 1.896%, 11/25/2037, GTY: Freddie Mac	1,169,491	1,181,630
Total Municipal Bonds and Notes (Cost $617,743,805)		669,555,377

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $617,743,805)	99.6	669,555,377
Other Assets and Liabilities, Net	0.4	2,646,523
Net Assets	100.0	672,201,900
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)	When-issued security.
(b)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of May 31, 2021. Date shown reflects the earlier of demand date or stated maturity date.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GNMA: Government National Mortgage Association
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (a)	$—	$669,555,377	$—	$669,555,377
Total	$—	$669,555,377	$—	$669,555,377
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCATF-PH3
R-080548-1 (1/23)